Average Annual Total Returns - Institutional - Harding Loevner Global Equity Portfolio	Institutional Class 1-Year	Institutional Class 5-Year	Institutional Class 10-Year	Institutional Class Return After Taxes on Distributions 1-Year		Institutional Class Return After Taxes on Distributions 5-Year		Institutional Class Return After Taxes on Distributions 10-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10-Year		MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 10-Year
Total	29.79%	16.02%	11.32%	28.04%	[1]	14.28%	[1]	10.23%	[1]	18.74%	[1]	12.51%	[1]	9.10%	[1]	16.26%	12.26%	9.13%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.